Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

14. Inventories

The carrying amounts of the different components of the inventory are as follows:

	As at December 31,
Thousands of euros	2017	2016	2015
Raw materials and consumables	1,413	244	365

Total	1,413	244	365

All the raw materials and consumables are related to the eASC platform´s activities.